INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS [Abstract]
Disclosure of detailed information about intangible assets [text block]
	2022	2021
	US$’000	US$’000
Cost:
Balance at 1 January	2,029	7,669
Additions	126	6
Disposal	-	(2)
Derecognition of intangible asset	(1,173)	(5,412)
Effects of foreign currency exchange differences	(89)	(232)
Balance at 31 December	893	2,029

Accumulated amortisation:
Balance at 1 January	1,802	3,942
Amortisation	155	165
Derecognition of intangible asset	(1,173)	(2,127)
Effects of foreign currency exchange differences	(77)	(178)
Balance at 31 December	707	1,802

Impairment:
Balance at 1 January	-	3,322
Derecognition of intangible asset	-	(3,284)
Effects of foreign currency exchange differences	-	(38)
Balance at 31 December	-	-

Carrying amount:
At 31 December	186	227